Accounts Receivable-Third Parties - Movements on the Allowance for Doubtful Accounts Receivable (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Allowance for Doubtful Accounts Receivable.
As at January 1	$ 2,720	$ 3,127
Allowance for doubtful accounts	6	55
Decrease due to collection or write-off	(7)
Exchange difference	48	(79)
As at June 30	$ 2,767	$ 3,103